Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (2,348)	$ (2,214)	$ (16,481)	$ (15,916)
Add: (Income) loss from discontinued operations		(247)	57	4,864
Loss from continuing operations	(2,348)	(2,461)	(16,424)	(11,052)
Adjustments to reconcile loss from continuing operations to net cash used in operating activities:
Depreciation and amortization	108	6	272	25
Stock-based compensation	589	970	3,434	5,119
Stock issued to advisor for acquisition	69		365
Stock compensation to related party (see Note 8)			4,879
In-process research and development expense			114	350
Impairment of goodwill			555	1,600
Change in fair value of contingent earn-out liability			(212)
Non-cash interest income		(29)		(7)
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses and other current assets	42	29	(258)	51
Increase (decrease) in accounts payable and accrued expenses	698	120	1,136	(34)
Net cash used in discontinued operations		(104)	(540)	(3,231)
Net cash used in operating activities	(842)	(1,469)	(6,679)	(7,179)
Cash flows from investing activities:
Acquisition of MicroFluidic Systems			(24)
Proceeds from sale of NationalCreditReport.com			675
Proceeds from sale of equipment			54
Purchase of equipment	(5)	(7)	(23)	(29)
Net cash provided by (used in) investing activities	(5)	(7)	682	(29)
Cash flows from financing activities:
Proceeds from equity financings, net of fees	963	1,900	4,261	2,190
Proceeds from exercise of stock options				359
Net cash provided by financing activities	963	1,900	4,261	2,549
Net increase (decrease) in cash and cash equivalents	116	424	(1,736)	(4,659)
Cash and cash equivalents, beginning of period	28	1,764	1,764	6,423
Cash and cash equivalents, end of period	$ 144	$ 2,188	$ 28	$ 1,764